                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549




                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                   Investment Company Act file number 811-9114



                             THE NEEDHAM FUNDS, INC.
               (Exact name of registrant as specified in charter)



                                 445 Park Avenue
                            New York, New York 10022
               (Address of principal executive offices) (Zip code)



                          The Corporation Trust Company
                              300 E. Lombard Street
                            Baltimore, Maryland 21202
                     (Name and address of agent for service)



               Registrant's telephone number, including area code:
                                 (212) 371-8300

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                                                      Semiannual

                                                                          Report

                                                                   Needham Funds

Seeking to build wealth for long-term investors.

                                                  Six Months Ended June 30, 2004

                                                             Needham Growth Fund

                                                  Needham Aggressive Growth Fund

                                                   Needham Small Cap Growth Fund

                                                            (NEEDHAM FUNDS LOGO)

                                                            www.needhamfunds.com

[Needham Funds LOGO]

445 Park Avenue
New York, New York 10022-2606

1-800-625-7071
WWW.NEEDHAMFUNDS.COM

Semiannual Report
For the Six Months Ended June 30, 2004
(Unaudited)

CONTENTS

LETTER FROM THE ADVISER                            1
PORTFOLIO CHARACTERISTICS
  NEEDHAM GROWTH FUND                              3
  NEEDHAM AGGRESSIVE GROWTH FUND                   4
  NEEDHAM SMALL CAP GROWTH FUND                    5
SCHEDULE OF INVESTMENTS
  NEEDHAM GROWTH FUND                              6
  NEEDHAM AGGRESSIVE GROWTH FUND                  10
  NEEDHAM SMALL CAP GROWTH FUND                   13
SCHEDULE OF SECURITIES SOLD SHORT
  NEEDHAM GROWTH FUND                              9
  NEEDHAM AGGRESSIVE GROWTH FUND                  12
  NEEDHAM SMALL CAP GROWTH FUND                   15
STATEMENTS OF ASSETS AND LIABILITIES              16
STATEMENTS OF OPERATIONS                          17
STATEMENTS OF CHANGES IN NET ASSETS               18
FINANCIAL HIGHLIGHTS
  NEEDHAM GROWTH FUND                             19
  NEEDHAM AGGRESSIVE GROWTH FUND                  20
  NEEDHAM SMALL CAP GROWTH FUND                   21
NOTES TO FINANCIAL STATEMENTS                     22
VOTING PROXIES ON FUND PORTFOLIO SECURITIES       25

Needham Funds                                             SEMIANNUAL REPORT 2004
--------------------------------------------------------------------------------

Dear Shareholders,

We at The Needham Funds, Inc. focus on buying growth stocks at reasonable prices. In the volatile six-month period we have just experienced, we are pleased that each of the funds was in positive territory for our investors. During the six months ended June 30, 2004, the Growth Fund appreciated 3.10%, the Aggressive Growth Fund appreciated 2.69% and the Small Cap Growth Fund appreciated 7.01%. By comparison, the S&P 500 Index appreciated 3.44%, the NASDAQ Composite Index appreciated 2.43% and the Russell 2000 Index appreciated 6.80%. Since June 30, the S&P 500 Index is down 6.61%, the NASDAQ Composite Index is down 14.38% and the Russell 2000 Index is down 12.47% through August
12. The Funds' performance has suffered accordingly.

The Needham Growth Fund (the "Growth Fund") seeks to create long-term, tax-efficient capital appreciation for its investors. To this end, the Growth Fund targets companies with products or services that are selling or marketing into growth markets. These companies normally have earnings growth of at least 15-20%, product and market dominance, and the ability to consolidate their market positions. They may also have a competitive advantage by acquiring and retaining more customers or driving costs down and profits up. The Growth Fund also looks for seasoned and motivated managements with records of building shareholder value. Companies with these characteristics sometimes find themselves in a temporary earnings downturn or shortfall or may be in a product transition. This often causes aggressive growth or dynamic growth investors to sell. At this point, the Growth Fund may deem the stock to be reasonably priced and purchase it for long-term capital appreciation. Hence, the discipline called "Growth At a Reasonable Price," or "GARP."

The Growth Fund's performance for the six-month period was in line with the rest of the markets. However, we are not satisfied with a 3.10% return. Our cash (3.52%) and short positions (7.91%) were not enough to offset the pressure on our long portfolio. One of our key sectors, technology, was not treated well in these markets. Our concentration in technology at 42.79% is high, and we are continuing to reduce this sector throughout 2004 but only on a targeted basis. Our best performing stocks were Ceradyne, Inc., Motorola, Inc., Harris Corp. and Scientific-Atlanta, Inc.

The Needham Aggressive Growth Fund (the "Aggressive Growth Fund") seeks to create long-term, tax-efficient capital appreciation for its investors. To this end, the Aggressive Growth Fund targets the equities of companies with strong, above-average prospective growth rates. The Aggressive Growth Fund invests, in general, in markets and industries with strong growth rates, focusing on the market leaders in these areas. These market leaders, especially as they break away from their competitors, tend to garner a disproportionate share of the positive financial returns. Also important is the long-term sustainability of the companies' leadership positions. Thus, the Aggressive Growth Fund looks for companies with strong management teams, superior balance sheets, above-average margins that can generate excess cash, and strong R&D and brand spending in industries with high barriers to entry.

The Aggressive Growth Fund's performance was affected by our hedging and shorting, which was a negative factor. The healthcare, consumer and business services segments were the strongest for the Aggressive Growth Fund over the past six months. The technology sector produced mixed results, and the media sector had a small negative contribution. The Aggressive Growth Fund particularly benefited from Biogen Idec, Inc., Rogers Corp., Autodesk, Inc. and Hyperion Solutions Corp.

Needham Funds
--------------------------------------------------------------------------------

The Needham Small Cap Growth Fund (the "Small Cap Growth Fund") seeks long-term, tax-efficient capital appreciation by investing primarily in equity securities of smaller growth companies that the Small Cap Growth Fund believes are trading at a discount to their underlying value yet have the potential for superior long-term growth. Under normal conditions, the Small Cap Growth Fund invests at least 80% of its total assets in equity securities of domestic issuers that have market capitalizations of $2 billion or less and that are listed on a nationally recognized securities exchange or traded on the NASDAQ system. Central to the Small Cap Growth Fund's investment strategy is a sound valuation discipline that seeks to acquire growth companies at reasonable prices. The Small Cap Growth Fund seeks tax efficiency by holding securities for a period of 12 months or more to obtain long-term capital gain treatment and by offsetting capital gains on the sale of securities with capital losses.

We were able to do better in the second quarter than the first, mainly due to a rally at the end of June. We had reduced the short position down to 1.25% and cash ended at 13.36%. The long positions of the Small Cap Growth Fund are balanced appropriately in four sectors of our expertise. The Small Cap Growth Fund benefited from several good performers: Eon Labs, Inc., First Horizon Pharmaceutical, Bright Horizons Family Solutions and Ceradyne, Inc.

The portfolio turnover rate was 17.79% for the Growth Fund, 60.64% for the Aggressive Growth Fund and 63.45% for the Small Cap Growth Fund for the six months ended June 30, 2004. The expense ratios for the three funds were 1.74% for the Growth Fund, 2.50% for the Aggressive Growth Fund and 2.50% for the Small Cap Growth Fund for the six months ended June 30, 2004.

We think that the current economic trends still favor an up stock market in 2004 but the road is looking increasingly bumpy, given high equity valuations, the presidential race, ballooning trade and fiscal budget deficits, and continued political and military uncertainty in Iraq. One improving trend in the last four months has been U.S. job growth, but the market appears to be focused on the negatives and the summer doldrums have not helped. With that said, we are hopeful that there will be a bounce either before or right after the elections when investors realize that we have survived far worse market conditions and, whether the press accepts it or not, corporate America is continuing to grow at a modest but sustainable rate, which should bode well for the rest of 2004 and beyond.

Sincerely,


-s- Vincent E. Gallagher                             -s- James K. Kloppenburg
Vincent E. Gallagher                                 James K. Kloppenburg
Portfolio Manager                                    Portfolio Manager

                                                          SEMIANNUAL REPORT 2004
--------------------------------------------------------------------------------

NEEDHAM GROWTH FUND                                                TICKER: NEEGX

                       COMPARATIVE PERFORMANCE STATISTICS

      ---------------------------------------------------------------------------------------------------------------------------
                                                                              3                 5
                 BENCHMARKS              6 MONTHS(11)      1 YEAR(12)      YEARS(6)(13)      YEARS(6)(14)      SINCE INCEPTION(6)
      ---------------------------------     ------           ------          -------           -------               ------
      Needham Growth Fund(1)                 3.10%           26.19%           1.13%(7)         13.48%(8)             20.73%(9)(10)
      NASDAQ Composite Index(2)              2.43%           26.70%          (1.35%)           (4.94%)                8.52%
      S&P 500 Index(3)                       3.44%           19.05%          (0.69%)           (2.20%)                9.23%
      S&P 400 Midcap Index(4)                6.08%           27.90%           6.56%             9.03%                14.19%
      Russell 2000 Index(5)                  6.80%           33.32%           6.31%             6.72%                 9.15%

1. Investment results calculated after reinvestment of dividends.
2. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap stocks.
3. The S&P 500 Index is a broad unmanaged measure of the U.S. stock market.
4. The S&P 400 Midcap Index is a broad unmanaged measure of the U.S. stock market.
5. The Russell 2000 Index is a broad unmanaged index composed of the smallest 2,000 companies in the Russell 3000 Index.
6. Compound annual growth rate. Assumes all dividends are reinvested in shares of the Fund.
7. Total return for the three years was 3.42%, assuming all dividends were reinvested in shares of the Fund.
8. Total return for the five years was 88.19%, assuming all dividends were reinvested in shares of the Fund.
9. Total return since inception was 395.39%, assuming all dividends were reinvested in shares of the Fund.
10. The inception date of the Fund was 1/1/96. 1/1/96-6/30/04 (annualized return).
11. 1/1/04-6/30/04.
12. 7/1/03-6/30/04.
13. 7/1/01-6/30/04 (annualized return).
14. 7/1/99-6/30/04 (annualized return).

    Note: The average annual returns shown in the above table and accompanying footnotes are historical, reflect changes in share price and are net of expenses. The table above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment results and the principal value of an investment will vary. Past performance noted above does not guarantee future results. When shares are redeemed, they may be worth more or less than their original cost. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

-------------------------------------------------------------------------------

                               TOP TEN HOLDINGS*

              (AS A % OF TOTAL INVESTMENTS, AS OF JUNE 30, 2004)

----------------------------------------------------------
                SECURITY
-----------------------------------------          % OF
                                                   TOTAL
                                                  INVESTMENTS+
                                                   -----
 1) Ceradyne, Inc.                         CRDN    4.39%
 2) National Semiconductor Corp.           NSM     3.57%
 3) Talisman Energy, Inc.                  TLM     3.39%
 4) Motorola, Inc.                         MOT     3.37%
 5) Scientific-Atlanta, Inc.               SFA     3.06%
 6) Seagate Technology Holdings            STX     2.88%
 7) Thermo Electron Corp.                  TMO     2.36%
 8) Comcast Corp. Class A                  CMCSA   2.07%
 9) ConMed Corp.                           CNMD    2.02%
10) Lucent Technologies                    LU      1.99%

----------------------------------------------------------
     TOP TEN HOLDINGS = 29.10% OF TOTAL INVESTMENTS+

* Current portfolio holdings may not be
  indicative of future portfolio
  holdings.

+ Percentage of total investments
  includes all stocks, fixed income
  securities and options plus cash minus
  all short positions.
----------------------------------------------------------

                               SECTOR WEIGHTINGS
              (AS A % OF TOTAL INVESTMENTS, AS OF JUNE 30, 2004)

    ----------------------------------------------------------------------
                    SECTOR                  LONG(1)  (SHORT)(1)  TOTAL(1)(2)
    --------------------------------------  ------    -------    --------
    Healthcare/Medical Devices/
     Pharmaceuticals                        17.73%      --         17.73%
    Media/Leisure/Cable/Entertainment       10.53%      --         10.53%
    Energy/Industrial/Metals                17.96%    (1.93)%      16.03%
    Consumer/Business Services/Financial     8.85%    (1.09)%       7.76%
    Technology & Telecommunications         47.68%    (4.89)%      42.79%
    Miscellaneous                            1.64%      --          1.64%
    Cash & Fixed Income Investments          3.52%      --          3.52%
    (1) Percentage of total investments includes all stocks, fixed income securities and warrants plus cash minus all short positions.

    (2) Total represents the difference between the long exposure and the short exposure, which produces the net exposure.
    ----------------------------------------------------------------------

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
(LINE GRAPH)

                                 NEEDHAM GROWTH          NASDAQ                              S&P 400 MIDCAP       RUSSELL 2000
                                      FUND           COMPOSITE INDEX      S&P 500 INDEX           INDEX               INDEX
                                 --------------      ---------------      -------------      --------------       ------------
Jan-96                                10850               10014               10260               10106                9962
                                      12160               10472               10424               10538               10287
                                      12570               10404               10455               10574               10481
                                      13530               11246               10609               10898               11045
                                      14430               11746               10883               11045               11489
Jun-96                                14150               11194               10924               10879               11020
                                      13800               10207               10442               10145               10058
                                      14320               10783               10662               10731               10643
                                      15070               11589               11262               11199               11058
                                      15000               11538               11573               11231               10886
                                      15281               12210               12448               11863               11333
Dec-96                                15156               12195               12201               11877               11624
                                      15752               13034               12963               12322               11854
                                      15836               12365               13065               12221               11567
                                      15909               11738               13082               12094               11241
                                      15951               11742               12755               11772               10976
                                      16662               13607               14173               13271               12465
Jun-97                                16923               13982               14844               13685               12869
                                      17886               15263               15719               14659               13402
                                      18064               15441               15091               14976               13909
                                      18600               16369               15882               15752               14761
                                      17944               15512               15386               15147               14261
                                      17754               15585               16098               15372               14164
Dec-97                                17529               14723               15794               15339               13900
                                      17893               15781               16555               15664               14199
                                      19376               17259               17749               16961               15264
                                      18732               17785               18551               17654               15787
                                      19279               18231               18774               17688               15902
                                      18769               17360               18522               17237               15135
Jun-98                                19461               18251               19261               17221               14940
                                      18732               18285               19069               16672               13938
                                      15025               16017               17502               14475               11919
                                      16666               17038               17824               15099               12277
                                      18503               17316               18769               16160               12601
                                      18649               19717               20397               17421               13411
Dec-98                                21009               21157               20996               17788               13539
                                      21945               24515               21934               18276               14279
                                      20668               22391               21253               17319               13128
                                      21714               23682               22036               17652               13197
                                      22481               24900               22959               19207               14524
                                      24001               24198               22417               19291               14738
Jun-99                                26325               25010               22666               19691               14901
                                      27176               25858               22922               19888               14975
                                      27760               27043               23287               19445               14578
                                      27590               26866               22083               18700               14072
                                      26252               29090               23621               19316               14313
                                      30610               33817               24577               20596               15345
Dec-99                                37757               39924               25520               21537               16904
                                      38784               38139               24234               20927               16626
                                      49482               45046               23775               22391               19373
                                      46229               44880               26100               24264               18099
                                      45987               37894               25315               23415               17010
                                      42335               31464               24795               23126               16017
Jun-00                                47171               38942               25407               23466               17417
                                      45659               35968               25010               23837               16873
                                      52620               39702               26562               26497               18153
                                      50052               36077               25160               26316               17615
                                      48137               32205               25054               25423               16830
                                      41861               28536               23080               23505               15103
Dec-00                                40552               24281               23193               25303               16408
                                      49540               27338               23786               25755               17138
                                      44000               22244               21895               24755               16430
                                      41207               18100               20417               22872               15530
                                      45529               20419               22066               25222               16697
                                      46151               22149               22532               26549               17568
Jun-01                                47902               21273               21612               25880               17836
                                      45807               19974               21303               25493               16810
                                      43237               17779               20060               24661               16261
                                      38063               14766               18441               21594               14075
                                      41141               17429               19582               23358               15261
                                      34153               19027               20233               24228               16054
Dec-01                                45479               19593               20641               25774               17225
                                      45414               19108               20141               25023               16635
                                      43466               16778               19752               25053               16209
                                      46360               17889               20495               26844               17512
                                      43809               16369               19253               26719               17671
                                      41681               15671               19112               26268               16888
Jun-02                                37146               14197               17751               24346               16048
                                      32513               12891               16367               21987               13625
                                      32219               12765               16475               22098               13590
                                      28764               11384               14686               20318               12615
                                      30696               12919               15977               21198               13018
                                      35427               14371               16917               22423               14179
Dec-02                                32611               12986               15923               21502               13391
                                      32448               12850               15507               20874               13025
                                      32300               13023               15274               20376               12631
                                      31760               13065               15422               20548               12794
                                      33954               14268               16692               22038               14006
                                      38407               15555               17570               23864               15508
Jun-03                                39258               15823               17795               24168               15790
                                      42025               16921               18108               25026               16777
                                      44546               17663               18461               26159               17546
                                      44841               17440               18265               25759               17273
                                      47182               18873               19298               27706               18668
                                      48279               19154               19467               28671               19331
Dec-03                                48050               19584               20488               29155               19725
                                      50865               20202               20864               29786               20583
                                      50309               19856               21154               30502               20768
                                      49114               19515               20835               30631               20961
                                      46985               18794               20508               29626               19892
                                      48246               19456               20789               30240               20212
Jun-04                                49539               20061               21193               30927               21000

    The table above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment results and the principal value of an investment will vary. Past performance noted above does not guarantee future results. When shares are redeemed, they may be worth more or less than their original cost. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

--------------------------------------------------------------------------------

NEEDHAM AGGRESSIVE GROWTH FUND                                     TICKER: NEAGX

                       COMPARATIVE PERFORMANCE STATISTICS

      ---------------------------------------------------------------------------------------------------------------
                                                                                                          SINCE
                               BENCHMARKS                           6 MONTHS(8)      1 YEAR(9)        INCEPTION(5)
      ------------------------------------------------------------    ------          ------             ------
      Needham Aggressive Growth Fund(1)                                2.69%          16.45%              6.99%(6)(7)
      S&P 500 Index(2)                                                 3.44%          19.05%              2.98%
      NASDAQ Composite Index(3)                                        2.43%          26.70%              6.81%
      Russell 2000 Index(4)                                            6.80%          33.32%             11.52%

1. Investment results calculated after reinvestment of dividends.
2. The S&P 500 Index is a broad unmanaged measure of the U.S. stock market.
3. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap stocks.
4. The Russell 2000 Index is a broad unmanaged index composed of the smallest 2,000 companies in the Russell 3000 Index.
5. Compound annual growth rate. Assumes all dividends are reinvested in shares of the Fund.
6. Total cumulative return since inception was 20.99% assuming all dividends were reinvested in shares of the Fund.
7. The inception date of the Fund was 9/4/01. 9/4/01-6/30/04 (annualized return).
8. 1/1/04-6/30/04.
9. 7/1/03-6/30/04.

Note: The average annual returns shown in the above table and accompanying footnotes are historical, reflect changes in share price and are net of expenses. The table above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment results and the principal value of an investment will vary. Past performance noted above does not guarantee future results. When shares are redeemed, they may be worth more or less than their original cost. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.
--------------------------------------------------------------------------------

                               TOP TEN HOLDINGS*

              (AS A % OF TOTAL INVESTMENTS, AS OF JUNE 30, 2004)

----------------------------------------------------------
              SECURITY
------------------------------------          % OF TOTAL
                                              INVESTMENTS+
                                                 ------

 1) Hyperion Solutions Corp.          HYSL        3.02%
 2) Rogers Corp.                      ROG         3.02%
 3) Iron Mountain, Inc.               IRM         2.78%
 4) Express Scripts, Inc.             ESRX        2.74%
 5) Biogen Idec, Inc.                 BIIB        2.73%
 6) ChoicePoint, Inc.                 CPS         2.63%
 7) JetBlue Airways                   JBLU        2.54%
 8) Precision Castparts Corp.         PCP         2.52%
 9) Autodesk, Inc.                    ADSK        2.47%
10) Affiliated Computer Services,
  Inc.                                ACS         2.44%

TOP TEN HOLDINGS = 26.89% OF TOTAL
INVESTMENTS+

 * Current portfolio holdings may not be indicative of
 future portfolio holdings.
+ Percentage of total investments includes all stocks,
  fixed income securities and options plus cash minus all
  short positions.
----------------------------------------------------------

                               SECTOR WEIGHTINGS
              (AS A % OF TOTAL INVESTMENTS, AS OF JUNE 30, 2004)

      ----------------------------------------------------------------
                   SECTOR               LONG(1)  (SHORT)(1)  TOTAL(1)(2)
      --------------------------------  ------    -------     -------
      Healthcare/Medical Devices/
        Pharmaceuticals                 16.90%    (0.40)%      16.50%
      Media/Leisure/Cable/
        Entertainment                    4.74%      --          4.74%
      Energy/Industrial/Metals           5.62%      --          5.62%
      Consumer/Business Services/
        Financial                       27.88%      --         27.88%
      Technology & Telecommunications   30.26%    (3.82)%      26.44%
      Miscellaneous                      0.02%      --          0.02%
      Cash & Fixed Income Investments   18.80%      --         18.80%
      (1) Percentage of total investments includes all stocks, fixed income securities and warrants plus cash minus all short
          positions.
      (2) Total represents the difference between the long exposure and the short exposure, which produces the net exposure.
      ----------------------------------------------------------------

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

[LINE GRAPH]

                                         NEEDHAM AGGRESSIVE                             NASDAQ COMPOSITE
                                            GROWTH FUND           S&P 500 INDEX              INDEX            RUSSELL 2000 INDEX
                                         ------------------       -------------         ----------------      ------------------
Sep-01                                         10000                  10000                  10000                  10000
                                               10120                   9373                   9549                   9191
                                               10780                  10092                  10910                   9903
Dec-01                                         11230                  10180                  11026                  10515
                                               11040                  10032                  10937                  10407
                                               10770                   9838                   9794                  10122
                                               11290                  10208                  10442                  10936
                                               11110                   9589                   9555                  10350
                                               10870                   9519                   9147                  10546
Jun-02                                         10030                   8841                   8287                  10022
                                                9450                   8152                   7525                   8508
                                                9370                   8205                   7451                   8486
                                                8880                   7313                   6645                   7877
                                                9220                   7957                   7541                   8129
                                               10062                   8789                   8802                   9289
Dec-02                                          9304                   8230                   8030                   8795
                                                9151                   8056                   7871                   8532
                                                8905                   7935                   7976                   8274
                                                9059                   8157                   8172                   8476
                                                9540                   8498                   8560                   8937
                                               10236                   9129                   9527                  10159
Jun-03                                         10389                   9262                   9706                  10353
                                               10911                   9312                   9752                  10808
                                               11239                   9592                  10819                  11495
                                               11126                   9480                  10713                  11227
                                               11515                  10027                  11560                  12231
                                               11781                  10115                  11732                  12665
Dec-03                                         11781                  10613                  12015                  13015
                                               12211                  10841                  12374                  13485
                                               12273                  10992                  12162                  13606
                                               12191                  10648                  11747                  13323
                                               11863                  10656                  11512                  13032
                                               11863                  10802                  11917                  13242
Jun-04                                         12099                  10864                  12041                  13597

    The table above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment results and the principal value of an investment will vary. Past performance noted above does not guarantee future results. When shares are redeemed, they may be worth more or less than their original cost. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

                                                          SEMIANNUAL REPORT 2004
--------------------------------------------------------------------------------

NEEDHAM SMALL CAP GROWTH FUND                                      TICKER: NESGX

                       COMPARATIVE PERFORMANCE STATISTICS

      ---------------------------------------------------------------------------------------------------------------
                                                                                                          SINCE
                               BENCHMARKS                           6 MONTHS(7)      1 YEAR(8)        INCEPTION(4)
      ------------------------------------------------------------    ------          ------             ------
      Needham Small Cap Growth Fund                                    7.01%          38.62%             32.25%(5)(6)
      S&P 600 Index(1)                                                10.06%          35.15%              9.28%
      NASDAQ Composite Index(2)                                        2.43%          26.70%              9.89%
      Russell 2000 Index(3)                                            6.80%          33.32%              9.63%

1. The S&P 600 Index is a broad unmanaged measure of the U.S. stock market.
2. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap stocks.
3. The Russell 2000 Index is a broad unmanaged index composed of the smallest 2,000 companies in the Russell 3000 Index.
4. Compound annual growth rate. Assumes all dividends are reinvested in shares of the Fund.
5. Total cumulative return since inception was 80.20% assuming all dividends were reinvested in shares of the Fund.
6. The inception date of the Fund was 5/22/02. 5/22/02-6/30/04 (annualized return).
7. 1/1/04-6/30/04.
8. 7/1/03-6/30/04.

Note: The average annual returns shown in the above table and accompanying footnotes are historical, reflect changes in share price and are net of expenses. The table above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment results and the principal value of an investment will vary. Past performance noted above does not guarantee future results. When shares are redeemed, they may be worth more or less than their original cost. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.
--------------------------------------------------------------------------------

                               TOP TEN HOLDINGS*

              (AS A % OF TOTAL INVESTMENTS, AS OF JUNE 30, 2004)

-------------------------------------------------------------
                SECURITY
----------------------------------------         % OF TOTAL
                                                 INVESTMENTS+
                                                    ------

 1) Eon Labs, Inc.                        ELAB       6.00%
 2) Bright Horizons Family Solutions      BFAM       5.99%
 3) Advisory Board Company                ABCO       3.39%
 4) W.R. Berkley Corp.                    BER        3.15%
 5) Ceradyne, Inc.                        CRDN       2.95%
 6) Analogic Corp.                        ALOG       2.83%
 7) Aceto Corp.                           ACET       2.58%
 8) First Horizon Pharmaceutical          FHRX       2.42%
 9) PerkinElmer, Inc.                     PKI        2.39%
10) Viasys Healthcare, Inc.               VAS        2.30%

-------------------------------------------------------------

TOP TEN HOLDINGS = 34.00% OF TOTAL
INVESTMENTS+

 * Current portfolio holdings may not be indicative of future portfolio holdings.
+ Percentage of total investments includes all stocks, fixed income securities and options plus cash minus all short positions.

-------------------------------------------------------------

                               SECTOR WEIGHTINGS
              (AS A % OF TOTAL INVESTMENTS, AS OF JUNE 30, 2004)

      -----------------------------------------------------------------
                   SECTOR                LONG(1)  (SHORT)(1)  TOTAL(1)(2)
      ---------------------------------  ------    -------     ------
      Healthcare/Medical
       Devices/Pharmaceuticals           25.62%    (0.19)%     25.43%
      Media/Leisure/Cable/
       Entertainment                       --        --         --
      Energy/Industrial/Metals           12.97%      --        12.97%
      Consumer/Business
       Services/Financial                22.09%    (0.73)%     21.36%
      Technology & Telecommunications    27.21%    (0.33)%     26.88%
      Miscellaneous                        --        --         --
      Cash & Fixed Income Investments    13.36%      --        13.36%
      (1) Percentage of total investments includes all stocks, and fixed income securities plus cash minus all short positions.
      (2) Total represents the difference between the long exposure and the short exposure, which produces the net exposure.
      -----------------------------------------------------------------

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
[LINE GRAPH]

                                         NEEDHAM SMALL CAP                              NASDAQ COMPOSITE
                                               GROWTH             S&P 600 INDEX              INDEX            RUSSELL 2000 INDEX
                                         -----------------        -------------         ----------------      ------------------
May-02                                          9950                   9892                   9656                   9872
Jun-02                                          9270                   9380                   8748                   9382
                                                8670                   8055                   7943                   7965
                                                8340                   8133                   7866                   7944
                                                7580                   7635                   7015                   7374
                                                8680                   7879                   7960                   7610
                                               11200                   8289                   8855                   8289
Dec-02                                         10380                   8010                   8001                   7828
                                               10440                   7734                   7918                   7614
                                                9870                   7486                   8024                   7384
                                                9650                   7545                   8050                   7479
                                               10680                   8158                   8791                   8188
                                               12540                   8815                   9584                   9066
Jun-03                                         13000                   9045                   9765                   9231
                                               14050                   9515                  10427                   9808
                                               14630                   9965                  10962                  10263
                                               15080                   9599                  10854                  10024
                                               16130                  10510                  11713                  10920
                                               16820                  10908                  11887                  11307
Dec-03                                         16840                  11119                  12175                  11620
                                               17730                  11420                  12538                  12040
                                               17610                  11640                  12323                  12148
                                               17220                  12017                  12494                  12536
                                               16590                  11402                  11664                  11636
                                               17350                  11577                  12075                  11823
Jun-04                                         18020                  12058                  12201                  12140

    The table above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment results and the principal value of an investment will vary. Past performance noted above does not guarantee future results. When shares are redeemed, they may be worth more or less than their original cost. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

Needham Funds
--------------------------------------------------------------------------------
NEEDHAM GROWTH FUND
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

NEEDHAM GROWTH FUND
Schedule of Investments
June 30, 2004 (Unaudited)

                                  Shares              Value
COMMON STOCK - (94.6%)
BIOTECH & PHARMACEUTICALS -
(3.1%)
  Johnson & Johnson Co.          100,000    $     5,570,000
  Merck & Co., Inc.              100,000          4,750,000
                                            ---------------
                                                 10,320,000
                                            ---------------
BROADCASTING, MEDIA &
ENTERTAINMENT - (0.5%)
  Liberty Media Corp.*           150,000          1,348,500
  Liberty Media Intl Inc Cl
    A*                             7,500            278,250
                                            ---------------
                                                  1,626,750
                                            ---------------
BUSINESS SERVICES - (4.2%)
  Affiliated Computer
    Services, Inc. Class A*       45,000          2,382,300
  BISYS Group, Inc.*              77,500          1,089,650
  Choicepoint, Inc.*              25,000          1,141,500
  First Data Corp.                50,000          2,226,000
  Iron Mountain, Inc.*           100,000          4,826,000
  Sungard Data Systems, Inc.*    100,000          2,600,000
                                            ---------------
                                                 14,265,450
                                            ---------------
CABLE TV & EQUIPMENT - (5.6%)
  Comcast Corp. Class A*+        250,000          7,007,500
  Scientific-Atlanta, Inc.       300,000         10,350,000
  Shaw Communications, Inc.      100,000          1,681,000
                                            ---------------
                                                 19,038,500
                                            ---------------
COMPUTER HARDWARE - (0.8%)
  Planar Systems, Inc.*          200,000          2,678,000
                                            ---------------
CONTRACT MANUFACTURING &
MATERIALS - (2.6%)
  Benchmark Electronics,
    Inc.*                         75,000          2,182,500
  Merix Corp.*                   130,000          1,474,200
  Parlex Corp.*                  200,000          1,300,000
  Pemstar, Inc.*                 640,000          1,484,800
  Solectron Corp.*               350,000          2,264,500
                                            ---------------
                                                  8,706,000
                                            ---------------
EDA/CAD - CAM/INTELLECTUAL
PROPERTY - (1.4%)
  Autodesk, Inc.+                110,000          4,709,100
                                            ---------------
ELECTRONIC COMPONENTS &
DISTRIBUTION - (0.8%)
  Vishay Intertechnology,
    Inc.*                        150,000          2,787,000
                                            ---------------
ELECTRONICS &
STORAGE - (4.2%)
  Bell Microproducts, Inc.*      290,000          2,346,100
  Datalink Corporation*           32,800            108,896
  Datalink Corporation (PP)*     400,000          1,328,000
  Komag, Inc.*                    60,000            838,200
  Seagate Technology
    Holdings+                    675,000          9,740,250
                                            ---------------
                                                 14,361,446
                                            ---------------

                                  Shares              Value
ELECTRONICS, ELECTRICAL
EQUIPMENT & INSTRUMENTATION -
(0.9%)
  Color Kinetics*                160,000    $     1,601,600
  Lecroy Corp.*                   50,000            900,500
  Robotic Vision Systems,
    Inc. (PP)*                   220,547            582,244
                                            ---------------
                                                  3,084,344
                                            ---------------
EXPLORATION, PRODUCTION,
REFINING & STORAGE - (5.4%)
  Chesapeake Energy Corp.        450,000          6,624,000
  Talisman Energy, Inc.+         528,000         11,478,720
                                            ---------------
                                                 18,102,720
                                            ---------------
HEALTH CARE SERVICES - (1.3%)
  D & K Healthcare Resources      45,000            540,000
  Pediatric Services of
    America, Inc.*               150,000          1,903,650
  U.S. Oncology, Inc.*           135,000          1,987,200
                                            ---------------
                                                  4,430,850
                                            ---------------
INDUSTRIAL CHEMICALS, RESINS
& LAMINATES - (2.3%)
  AXT, Inc.*                     367,202            719,716
  Pall Corp.                      80,000          2,095,200
  Park Electrochemical Corp.     185,000          4,671,250
  Southwall Technologies,
    Inc.*                        728,000            364,000
                                            ---------------
                                                  7,850,166
                                            ---------------
LEISURE PRODUCTS - (1.1%)
  Vail Resorts, Inc.*+           200,000          3,832,000
                                            ---------------
MANUFACTURING & INDUSTRIAL
EQUIPMENT - (6.3%)
  Ceradyne, Inc. (PP)*           415,951         14,878,567
  Intevac, Inc.*                 217,500          1,929,225
  Sypris Solutions, Inc.+        231,000          4,432,890
                                            ---------------
                                                 21,240,682
                                            ---------------
MEDICAL DEVICES & SUPPLIES -
(12.0%)
  Analogic Corp.                 115,000          4,879,450
  ConMED Corp.*+                 250,000          6,850,000
  Cutera, Inc.*                  115,000          1,562,850
  Epix Medical, Inc.*             83,000          1,751,300
  HCA Inc.                        85,000          3,535,150
  Immucor, Inc.*                  32,500          1,057,875
  Laboratory Corp. of
    America*                      25,000            992,500
  Schering-Plough Corp.          162,000          2,993,760
  Thermo Electron Corp.*+        260,000          7,992,399
  Universal Health Services,
    Inc. Class B                  15,000            688,350
  Viasys Healthcare, Inc.*       150,000          3,136,500
  Waters Corp.*                   70,000          3,344,600
  Zoll Medical Corp.*             46,300          1,624,204
                                            ---------------
                                                 40,408,938
                                            ---------------

See accompanying notes to financial statements.

                                                          SEMIANNUAL REPORT 2004
--------------------------------------------------------------------------------

                                  Shares              Value
NETWORKING & COMMUNICATIONS
EQUIPMENT - (0.2%)
  Atheros Communications*         17,500    $       184,450
  Visual Networks, Inc.*         205,000            621,150
                                            ---------------
                                                    805,600
                                            ---------------
OIL/GAS EQUIPMENT &
SERVICES - (2.4%)
  GlobalSantaFe Corp.+           195,000          5,167,500
  Offshore Logistics, Inc.*+     110,000          3,093,200
                                            ---------------
                                                  8,260,700
                                            ---------------
OPTICAL COMPONENTS - (2.4%)
  Agere Systems, Inc. - Class
    B*                           500,000          1,075,000
  Newport Corp.*                 250,000          4,042,500
  Orbotech Ltd.*                 150,000          3,052,500
                                            ---------------
                                                  8,170,000
                                            ---------------
SEMICONDUCTOR CAPITAL
EQUIPMENT - (7.1%)
  ADE Corp.*                      35,000            756,350
  American Superconductor*       115,000          1,504,200
  Brillian Corporation*           50,000            402,900
  Brooks Automation Inc.*        213,400          4,300,010
  FSI International, Inc.*       331,000          2,585,110
  FSI International, Inc.
    (PP)*                        150,000          1,171,500
  Helix Technology Corp.         175,341          3,740,024
  MKS Instruments, Inc.*         134,100          3,060,162
  Nova Measuring Instruments,
    Ltd.*                         82,500            325,875
  Photronics, Inc.*              225,000          4,261,500
  Staktek Holdings Inc.*          89,000            467,250
  Three-Five Systems, Inc.*      125,000            637,500
  Transmeta Corp.*               215,000            470,850
  Trikon Technologies, Inc.*     122,500            362,600
                                            ---------------
                                                 24,045,831
                                            ---------------
SEMICONDUCTOR MANUFACTURERS &
COMMUNICATION DEVICES -
(7.8%)
  Actel Corp.*                    95,000          1,757,500
  Atmel Corp.*                   750,000          4,440,000
  MEMC Electronic Materials*     200,000          1,976,000
  National Semiconductor
    Corp.*+                      550,000         12,094,500
  Standard Microsystems
    Corp.*                       125,000          2,915,000
  White Electronic Designs
    Corp.*                        96,300            504,612
  Xicor, Inc.*                   165,000          2,496,450
                                            ---------------
                                                 26,184,062
                                            ---------------
SOFTWARE - (8.5%)
  Aspen Technology, Inc.*        300,000          2,178,000
  Computer Associates
    International, Inc.          150,000          4,209,000
  Concord Communications,
    Inc.*                        100,000          1,141,000
  Hyperion Solutions Corp.*      110,000          4,809,200
  Kronos, Inc.*+                 150,000          6,180,000
  Phoenix Technologies, Ltd.*    300,000          2,097,000
  Salesforce.Com*                  8,800            141,416
  SPSS, Inc.*+                   225,000          4,043,250
  Sybase, Inc.*                  210,000          3,780,000
                                            ---------------
                                                 28,578,866
                                            ---------------

                                  Shares              Value
SPECIALTY RETAILING &
MANUFACTURING - (3.9%)
  Brookstone, Inc.*              187,500    $     3,759,375
  Carmax, Inc.*                  125,000          2,733,750
  Charming Shoppes, Inc.*+       450,000          4,018,500
  G-III Apparel Group, Inc.*      77,000            605,990
  West Marine*                    80,000          2,148,000
                                            ---------------
                                                 13,265,615
                                            ---------------
TELECOMMUNICATIONS SERVICE &
EQUIPMENT - (1.5%)
  ADC Telecommunications,
    Inc.*                        360,000          1,022,400
  Harris Corp.                    80,000          4,060,000
                                            ---------------
                                                  5,082,400
                                            ---------------
WIRELESS COMMUNICATIONS &
EQUIPMENT - (8.3%)
  Anaren, Inc.*+                 250,000          4,085,000
  AT&T Wireless Services,
    Inc.*                        200,000          2,864,000
  EMS Technologies, Inc.*         76,900          1,494,167
  EMS Technologies, Inc.
    (PP)*                        100,000          1,943,000
  Motorola, Inc.+                625,000         11,406,250
  REMEC, Inc.*                   300,000          1,896,000
  Viasat, Inc.*                  169,000          4,216,550
                                            ---------------
                                                 27,904,967
                                            ---------------
TOTAL COMMON STOCK (Cost
  $240,734,832)                                 319,739,987
                                            ---------------
                                            ---------------
INVESTMENT TRUSTS - (1.4%)
  Central Fund of Canada (PP)     60,000            315,600
  H & Q Healthcare Investors
    Fund                         152,136          2,650,210
  H & Q Life Sciences
    Investors Fund               113,483          1,772,604
                                            ---------------
TOTAL INVESTMENT TRUSTS
  (Cost $4,775,508)                               4,738,414
                                            ---------------
                                            ---------------

See accompanying notes to financial statements.

Needham Funds
--------------------------------------------------------------------------------
NEEDHAM GROWTH FUND
Schedule of Investments (Continued)
June 30, 2004 (Unaudited)

                                  Shares              Value
PREFERRED STOCK - (0.1%)
CABLE TV & EQUIPMENT - (0.1%)
  Adelphia Communications
    Corp. - Convertible
    Preferred Stock 7.50%,
    11/15/04, Series E*          182,000    $       311,220
                                            ---------------
TOTAL PREFERRED STOCK
  (Cost $2,554,580)                                 311,220
                                            ---------------
                                            ---------------
                                     Par
CONVERTIBLE BONDS - (2.8%)
NETWORKING & COMMUNICATIONS
EQUIPMENT - (2.0%)
  Lucent Technologies, Inc.
    8.00%, 08/01/31            6,000,000          6,735,000
                                            ---------------
TELECOMMUNICATIONS SERVICE &
EQUIPMENT - (0.8%)
  Nortel Telecommunications,
    4.25%, 09/01/08            3,000,000          2,872,500
                                            ---------------
TOTAL CONVERTIBLE BONDS
  (Cost $8,991,850)                               9,607,500
                                            ---------------
                                            ---------------
                                  Shares
SHORT-TERM INVESTMENTS -
(0.4%)
  The RBB Sansom Street Money
    Market Portfolio           1,341,840          1,341,840
                                            ---------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $1,341,840)                               1,341,840
                                            ---------------
TOTAL INVESTMENTS - (99.3%)
  (Cost $258,398,610)                           335,738,961
                                            ---------------
                                            ---------------

                               Number of
                               Contracts              Value
NAME/EXPIRATION DATE/STRIKE
PRICE
WARRANTS - (0.0%)
ELECTRONICS &
STORAGE - (0.0%)
  Datalink, May 07, $4.50*        68,000    $        58,668
ELECTRONICS, ELECTRICAL
EQUIPMENT & INSTRUMENTATION -
(0.0%)
  Robotic Vision Systems,
    Inc., May 05, $7.50*          55,137              6,144
                                            ---------------
TOTAL WARRANTS PURCHASED
  (Cost $162,175)                                    64,812
                                            ---------------
                                            ---------------
TOTAL INVESTMENTS AND
  WARRANTS - (99.3%)
  (Cost $258,560,785)                           335,803,773
                                            ---------------
                                            ---------------
  Total Securities Sold
    Short - (-7.3%)                             (24,617,250)
                                            ---------------
                                            ---------------
  Other Assets, Less Other
    Liabilities - (8.0%)                         27,115,730
                                            ---------------
NET ASSETS - (100.0%)                       $   338,302,253
                                            ---------------
                                            ---------------
                                            ---------------
                                            ---------------

*  Non-income producing security.
+ Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
PP Private placement.

See accompanying notes to financial statements.

                                                          SEMIANNUAL REPORT 2004
--------------------------------------------------------------------------------

NEEDHAM GROWTH FUND

Schedule of Securities Sold Short
June 30, 2004 (Unaudited)

                                   Shares              Value
SECURITIES SOLD
SHORT - (-7.3%)
EDA/CAD - CAM/INTELLECTUAL
PROPERTY - (-0.7%)
  Ansys, Inc.*                     50,000    $     2,350,000
                                             ---------------
FINANCIAL SERVICES - (-1.0%)
  Lehman Brothers Holdings,
    Inc.*                          45,000          3,386,250
                                             ---------------
MANUFACTURING & INDUSTRIAL
EQUIPMENT - (-1.8%)
  Polaris Industries, Inc.*        30,000          1,440,000
  Zebra Technologies Corp.*        52,500          4,567,500
                                             ---------------
                                                   6,007,500
                                             ---------------
NETWORKING & COMMUNICATIONS
EQUIPMENT - (-1.5%)
  Juniper Networks, Inc.*         200,000          4,914,000
                                             ---------------
SEMICONDUCTOR MANUFACTURERS &
COMMUNICATION
DEVICES - (-0.3%)
  Silicon Laboratories, Inc.*      25,000          1,158,750
                                             ---------------
SOFTWARE - (-2.0%)
  Electronic Arts, Inc.*           75,000          4,091,250
  Mercury Interactive Corp.*       50,000          2,491,500
  Viisage Technology, Inc.*        25,000            218,000
                                             ---------------
                                                   6,800,750
                                             ---------------
TOTAL SECURITIES SOLD SHORT
  (Proceeds $14,878,890)                          24,617,250
                                             ---------------
                                             ---------------
TOTAL SECURITIES SOLD SHORT -
(-7.3%)                                          (24,617,250)
                                             ---------------
                                             ---------------
  Total Investments and
    Warrants - (99.3%)                           335,803,773
                                             ---------------
  Other Assets, Less Other
    Liabilities -
    (8.0%)                                        27,115,730
                                             ---------------
NET ASSETS - (100.0%)                        $   338,302,253
                                             ---------------
                                             ---------------
                                             ---------------
                                             ---------------

* Non-income producing security.

See accompanying notes to financial statements.

Needham Funds
--------------------------------------------------------------------------------

NEEDHAM AGGRESSIVE GROWTH FUND
Schedule of Investments
June 30, 2004 (Unaudited)

                                   Shares             Value
COMMON STOCK - (84.5%)
AIRLINES - (2.5%)
  Jetblue Airways Corp.*           15,000    $      440,700
                                             --------------
BIOTECH & PHARMACEUTICALS -
(7.6%)
  Biogen Idec, Inc.*                7,500           474,375
  Express Scripts, Inc.*            6,000           475,380
  Pfizer, Inc.                     11,000           377,080
                                             --------------
                                                  1,326,835
                                             --------------
BROADCASTING - (2.3%)
  Fox Entertainment Group,
    Inc. Class A*                  15,000           400,500
                                             --------------
BUSINESS SERVICES - (11.6%)
  Affiliated Computer
    Services, Inc. Class A*+        8,000           423,520
  Alliance Data Systems Corp.*      5,000           211,250
  BISYS Group, Inc.*                8,000           112,480
  Choicepoint, Inc.*               10,000           456,600
  First Data Corp.                  7,500           333,900
  Iron Mountain, Inc.*             10,000           482,600
                                             --------------
                                                  2,020,350
                                             --------------
CABLE TV & EQUIPMENT - (2.4%)
  Comcast Corp. Special Class
    A*                             15,000           414,150
                                             --------------
EDA/CAD - CAM/INTELLECTUAL
PROPERTY - (2.5%)
  Autodesk, Inc.+                  10,000           428,100
                                             --------------
ELECTRONIC COMPONENTS &
DISTRIBUTION - (3.5%)
  Ceva, Inc.*                      10,000            79,100
  Rogers Corp.*                     7,500           524,250
                                             --------------
                                                    603,350
                                             --------------
ELECTRONICS & STORAGE - (0.5%)
  Datalink Corporation (PP)*       25,000            83,000
                                             --------------
ELECTRONICS, ELECTRICAL
EQUIPMENT &
INSTRUMENTATION - (1.3%)
  Analog Devices, Inc.              4,000           188,320
  Robotic Vision Systems, Inc.
    (PP)*                          16,541            43,668
                                             --------------
                                                    231,988
                                             --------------
FINANCIAL SERVICES - (2.8%)
  Piper Jaffray*                    2,000            90,460
  State Street Corp.                8,000           392,320
                                             --------------
                                                    482,780
                                             --------------
HOSPITAL & PHYSICIAN
MANAGEMENT - (2.3%)
  Community Health Systems*+       15,000           401,550
                                             --------------
INDUSTRIAL CHEMICALS, RESINS &
LAMINATES - (2.2%)
  Park Electrochemical Corp.       15,000           378,750
                                             --------------

                                   Shares             Value
MEDICAL DEVICES & SUPPLIES -
(4.0%)
  Epix Medical, Inc.*               6,600    $      139,260
  Intuitive Surgical, Inc.*        10,000           190,000
  Medtronic, Inc.                   7,500           365,400
                                             --------------
                                                    694,660
                                             --------------
MEDICAL SUPPLIES & EQUIPMENT -
(2.8%)
  Animas, Corp.*                    5,000            93,250
  Genvec, Inc.*                    35,000           107,450
  Guidant Corp.*                    5,000           279,400
                                             --------------
                                                    480,100
                                             --------------
METALS & MINING - (2.5%)
  Precision Castparts Corp.         8,000           437,520
                                             --------------
OIL/GAS EQUIPMENT - (0.9%)
  Xto Energy Inc.                   5,000           148,950
                                             --------------
OPTICAL COMPONENTS - (2.2%)
  Corvis Corp.*                   100,000           141,000
  Orbotech Ltd.*                   12,000           244,200
                                             --------------
                                                    385,200
                                             --------------
SEMICONDUCTOR CAPITAL
EQUIPMENT - (3.5%)
  American Superconductor*         17,500           228,900
  FSI International, Inc.*         35,000           273,350
  Staktek Holdings Inc.*           20,000           105,000
                                             --------------
                                                    607,250
                                             --------------
SEMICONDUCTOR MANUFACTURERS &
COMMUNICATION DEVICES - (3.6%)
  Taiwan Semiconductor
    Manufacturing Co. Ltd. ADR     34,226           284,416
  Xicor, Inc.*                     22,500           340,425
                                             --------------
                                                    624,841
                                             --------------
SOFTWARE - (9.1%)
  Ascential Software Corp.*        15,000           239,850
  Hyperion Solutions Corp.*        12,000           524,640
  Kronos, Inc.*+                    7,500           309,000
  Pervasive Software, Inc.*        50,000           312,500
  Plumtree Software, Inc.*         50,000           187,500
  Salesforce.Com*                     500             8,035
                                             --------------
                                                  1,581,525
                                             --------------
SPECIALITY RETAILING &
MANUFACTURING - (11.3%)
  Carmax, Inc.*                    10,000           218,700
  Chico's Fas, Inc.*                5,000           225,800
  Pacific Sunwear of
    California, Inc.*              20,000           391,400
  PETCO Animal Supplies, Inc.*     12,000           386,520
  Restoration Hardware, Inc.*      50,000           365,500
  Tiffany & Co.                    10,000           368,500
                                             --------------
                                                  1,956,420
                                             --------------
TELECOMMUNICATIONS - (2.0%)
  Scientific-Atlanta, Inc.         10,000           345,000
                                             --------------

See accompanying notes to financial statements.

                                                          SEMIANNUAL REPORT 2004
--------------------------------------------------------------------------------

                                   Shares             Value
WIRELESS COMMUNICATIONS &
EQUIPMENT - (1.1%)
  EMS Technologies, Inc.*+         10,000    $      194,300
                                             --------------
TOTAL COMMON STOCK
  (Cost $11,533,925)                             14,667,819
                                             --------------
                                             --------------
SHORT-TERM INVESTMENTS -
(18.6%)
  PNC Bank Money Market         1,501,737         1,501,737
  Provident Institutional
    Fund - Tempcash Portfolio     863,519           863,519
  The RBB Sansom Street Money
    Market Portfolio              863,519           863,519
                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $3,228,775)                               3,228,775
                                             --------------
                                             --------------
TOTAL INVESTMENTS - (103.1%)
(Cost $14,762,700)                               17,896,594
                                             --------------
                                             --------------
                                     Number of
Name/ Expiration Date/ Strike Price  Contracts
WARRANTS - (0.0%)
ELECTRONICS & STORAGE - (0.0%)
  Datalink Corp, May 07, $4.50*          4,000             3,451
                                                  --------------
ELECTRONICS, ELECTRICAL EQUIPMENT &
INSTRUMENTATION - (0.0%)
  Robotic Vision Systems, Inc., May
    05, $7.50*                           4,135               461
                                                  --------------
TOTAL WARRANTS PURCHASED
  (Cost $11,591)                                           3,912
                                                  --------------
                                                  --------------
TOTAL INVESTMENTS AND WARRANTS -
  (103.1%) (Cost $14,774,291)                         17,900,506
                                                  --------------
                                                  --------------
  Total Securities Sold Short -
    (-4.2%)                                             (725,035)
                                                  --------------
                                                  --------------
  Other Assets, Less Other
    Liabilities - (1.1%)                                 180,577
                                                  --------------
NET ASSETS - (100.0%)                             $   17,356,048
                                                  --------------
                                                  --------------
                                                  --------------
                                                  --------------

*  Non-income producing security.
+ Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
PP Private placement.

See accompanying notes to financial statements.

Needham Funds
--------------------------------------------------------------------------------

NEEDHAM AGGRESSIVE GROWTH FUND
Schedule of Securities Sold Short
June 30, 2004 (Unaudited)

                                    Shares             Value
SECURITIES SOLD SHORT - (-4.2%)
MEDICAL DEVICES & SUPPLIES -
(-0.4%)
  Laserscope*                        2,500    $       68,875
                                              --------------
SOFTWARE - (-3.8%)
  Eresearch Technology, Inc.*       22,500           630,000
  Viisage Technology, Inc.*          3,000            26,160
                                              --------------
                                                     656,160
                                              --------------
TOTAL SECURITIES SOLD SHORT
  (Proceeds $222,640)                                725,035
                                              --------------
                                              --------------
TOTAL SECURITIES SOLD SHORT -
(-4.2%)                                             (725,035)
                                              --------------
                                              --------------
  Total Investments and
    Warrants - (103.1%)                           17,900,506
                                              --------------
                                              --------------
  Other Assets, Less Other
    Liabilities - (1.1%)                             180,577
                                              --------------
NET ASSETS - (100.0%)                         $   17,356,048
                                              --------------
                                              --------------
                                              --------------
                                              --------------

* Non-income producing security.

See accompanying notes to financial statements.

                                                          SEMIANNUAL REPORT 2004
--------------------------------------------------------------------------------

NEEDHAM SMALL CAP GROWTH FUND
Schedule of Investments
June 30, 2004 (Unaudited)

                                   Shares             Value
COMMON STOCK - (87.7%)
BIOTECH & PHARMACEUTICALS -
(10.0%)
  Eon Labs, Inc.*                  40,000    $    1,637,200
  First Horizon
    Pharmaceutical*                35,000           661,500
  Martek Biosciences
    Corporation*                    7,500           421,275
                                             --------------
                                                  2,719,975
                                             --------------
BUSINESS SERVICES - (14.1%)
  Advisory Board Company*          26,000           925,600
  Bright Horizons Family
    Solutions*                     30,500         1,635,105
  Costar Group, Inc.*               4,828           221,750
  Iron Mountain, Inc.*             12,500           603,250
  Sitel Corp.*                    110,000           464,200
                                             --------------
                                                  3,849,905
                                             --------------
CONTRACT MANUFACTURING &
MATERIALS - (1.6%)
  Parlex Corp.*                    15,000            97,500
  Pemstar, Inc.*                  150,000           348,000
                                             --------------
                                                    445,500
                                             --------------
ELECTRONICS & STORAGE - (3.3%)
  Datalink Corporation*            40,650           134,958
  Dataram Corp.*                   30,000           276,000
  Hutchinson Technology, Inc.*     20,000           491,800
                                             --------------
                                                    902,758
                                             --------------
ELECTRONICS, ELECTRICAL
EQUIPMENT & INSTRUMENTATION -
(2.6%)
  Color Kinetics*                  15,000           150,150
  Garmin Ltd.                      15,000           555,600
                                             --------------
                                                    705,750
                                             --------------
EXPLORATION, PRODUCTION,
REFINING & STORAGE - (1.1%)
  Chesapeake Energy Corp.+         20,000           294,400
                                             --------------
FINANCIAL SERVICES - (6.2%)
  Berkshire Hathaway, Inc.
    Class B*                          200           591,000
  Brantley Capital Corp.           12,500           135,750
  Factset Research Systems Inc      1,500            70,905
  First Republic Bank               1,000            43,080
  W.R. Berkley Corp.               20,000           859,000
                                             --------------
                                                  1,699,735
                                             --------------
GOVERNMENT IT - (3.5%)
  Integral Systems Inc.            14,500           233,160
  NIC, Inc.*                       27,500           197,175
  Sensytech, Inc.*                 22,000           511,280
                                             --------------
                                                    941,615
                                             --------------
HEALTH CARE SERVICES - (0.1%)
  Health Extras Inc.*               2,000            33,140
                                             --------------
HOMEBUILDERS - (0.1%)
  Hovanian Enterprises*             1,000            34,710
                                             --------------

                                   Shares             Value
INDUSTRIAL CHEMICALS, RESINS &
LAMINATES - (2.6%)
  Aceto Corp.                      40,000    $      704,000
  Southwall Technologies,
    Inc.*                          35,000            17,500
                                             --------------
                                                    721,500
                                             --------------
MANUFACTURING & INDUSTRIAL
EQUIPMENT - (5.6%)
  Ceradyne, Inc. (PP)*             22,500           804,825
  Innovative Solutions and
    Support, Inc.*                  8,500           165,920
  Intevac, Inc.*                   22,500           199,575
  Sypris Solutions, Inc.           19,000           364,610
                                             --------------
                                                  1,534,930
                                             --------------
MEDICAL DEVICES & SUPPLIES -
(15.6%)
  Analogic Corp.                   18,200           772,226
  Cantel Medical Corp.*            12,500           269,375
  Closure Medical Corp.*           12,500           313,875
  Epix Medical, Inc.*               5,000           105,500
  Exactech, Inc.*                  12,500           271,250
  I-Trax Inc.*                     17,600            77,264
  Immucor, Inc.*                   16,500           537,075
  PerkinElmer, Inc.                32,500           651,300
  Viasys Healthcare, Inc.*         30,000           627,300
  Zoll Medical Corp.*              17,000           596,360
                                             --------------
                                                  4,221,525
                                             --------------
OPTICAL COMPONENTS - (3.6%)
  Agere Systems, Inc. - Class
    B*                            100,000           215,000
  Excel Technology, Inc.*          16,000           532,000
  Newport Corp.*                   15,000           242,550
                                             --------------
                                                    989,550
                                             --------------
RETAIL &
MERCHANDISING - (0.2%)
  Jos A Bank Clothiers, Inc.*       2,000            62,780
                                             --------------
SEMICONDUCTOR CAPITAL
EQUIPMENT - (4.2%)
  Brooks Automation Inc.*+          4,000            80,600
  FSI International, Inc.*         50,000           390,500
  MKS Instruments, Inc.*            8,000           182,560
  Therma-Wave, Inc. (PP)*         100,000           493,000
                                             --------------
                                                  1,146,660
                                             --------------
SEMICONDUCTOR MANUFACTURERS &
COMMUNICATION DEVICES - (0.9%)
  Standard Microsystems
    Corp.*+                        10,000           233,200
                                             --------------
SOFTWARE - (4.9%)
  Concord Communications,
    Inc.*                          42,000           479,220
  Mobius Management Systems,
    Inc.*                          31,000           190,030
  National Instruments Corp.       16,000           490,400
  Pervasive Software, Inc.*        30,220           188,875
                                             --------------
                                                  1,348,525
                                             --------------

See accompanying notes to financial statements.

Needham Funds
--------------------------------------------------------------------------------

                                   Shares             Value
SPECIALITY RETAILING &
MANUFACTURING - (1.3%)
  Restoration Hardware, Inc.*      50,000    $      365,500
                                             --------------
TELECOMMUNICATIONS SERVICE &
EQUIPMENT - (0.8%)
  Mobility Electronics, Inc.*      26,000           218,920
                                             --------------
TRANSPORTATION - (2.0%)
  Genesee And Wyoming Inc.*        22,500           533,250
                                             --------------
WIRELESS COMMUNICATIONS &
EQUIPMENT - (3.4%)
  Anaren Inc.*+                     8,960           146,406
  REMEC, Inc.*+                    40,000           252,800
  Tessco Technologies, Inc.*       30,000           520,800
                                             --------------
                                                    920,006
                                             --------------
TOTAL COMMON STOCK
  (Cost $17,788,903)                             23,923,834
                                             --------------
                                             --------------
SHORT-TERM INVESTMENTS -
(13.3%)
  PNC Bank Money Market           948,424           948,424
  Provident Institutional
    Fund -  Tempcash Portfolio  1,344,466         1,344,466
  The RBB Sansom Street Money
    Market Portfolio            1,344,466         1,344,466
                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $3,637,356)                               3,637,356
                                             --------------
                                             --------------
TOTAL INVESTMENTS -
  (101.0%)(COST $21,426,259)                     27,561,190
                                             --------------
                                             --------------
  Total Securities Sold
    Short -
    (-1.2%)                                        (339,000)
                                             --------------
                                             --------------
  Other Assets, Less Other
    Liabilities - (0.2%)                             54,700
                                             --------------
NET ASSETS - (100.0%)                        $   27,276,890
                                             --------------
                                             --------------
                                             --------------
                                             --------------

*  Non-income producing security.
+ Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
PP Private placement.

See accompanying notes to financial statements.

                                                          SEMIANNUAL REPORT 2004
--------------------------------------------------------------------------------

NEEDHAM SMALL CAP GROWTH FUND

Schedule of Securities Sold Short
June 30, 2004 (Unaudited)

                                    Shares             Value
SECURITIES SOLD SHORT - (-1.2%)
BIOTECH & PHARMACEUTICALS -
(-0.2%)
  Cambrex Corp*                      2,000    $       50,460
                                              --------------
BUSINESS SERVICES - (-0.7%)
  Acxiom Corp.*                      8,000           198,640
                                              --------------
ELECTRONICS, ELECTRICAL
EQUIPMENT
& INSTRUMENTATION - (-0.2%)
  Teradyne, Inc.*                    3,000            68,100
                                              --------------
SOFTWARE - (-0.1%)
  Viisage Technology, Inc.*          2,500            21,800
                                              --------------
TOTAL SECURITIES SOLD SHORT
  (Proceeds $317,123)                                339,000
                                              --------------
                                              --------------
TOTAL SECURITIES SOLD SHORT -
(-1.2%)                                             (339,000)
                                              --------------
                                              --------------
  Total Investments - (101.0%)                    27,561,190
                                              --------------
                                              --------------
  Other Assets, Less Other
    Liabilities - (0.2%)                              54,700
                                              --------------
NET ASSETS - (100.0%)                         $   27,276,890
                                              --------------
                                              --------------
                                              --------------
                                              --------------

*  Non-income producing security.

See accompanying notes to financial statements.

Needham Funds
--------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited)
June 30, 2004

                                                                                      NEEDHAM            NEEDHAM
                                                                 NEEDHAM            AGGRESSIVE          SMALL CAP
                                                               GROWTH FUND          GROWTH FUND        GROWTH FUND
------------------------------------------------------------------------------------------------------------------
ASSETS:
------------------------------------------------------------------------------------------------------------------
Investments, at Value (Cost $258,398,610, $14,762,700
  and $21,426,259, respectively)                              $335,738,961          $17,896,594        $27,561,190
Cash                                                             9,649,431                   --                 --
Warrants Purchased, at Value (Cost $162,175 and
  $11,591, respectively)                                            64,812                3,912                 --
Receivables:
  Dividends and Interest                                           365,796                6,851              5,294
  Investment Securities Sold                                     4,183,053                   --             11,204
  Investment Securities Sold Short                              14,953,778              222,640            317,123
  Fund Shares Sold                                                 222,785                   --            146,333
Prepaid Expenses and Other Assets                                   34,240               14,549             13,030
------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                               365,212,856           18,144,546         28,054,174
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------------------------------------
Securities Sold Short, at Value (Proceeds $14,878,890,
  $222,640 and $317,123, respectively)                          24,617,250              725,035            339,000
Payables:
  Investment Securities Purchased                                       --                   --            309,004
  Fund Shares Redeemed                                           1,493,472                   --             61,430
  Due to Adviser                                                   344,408                9,359             22,045
Accrued Expenses and Other Liabilities                             455,473               54,104             45,805
------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                           26,910,603              788,498            777,284
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                    $338,302,253          $17,356,048        $27,276,890
------------------------------------------------------------------------------------------------------------------
Shares Issued and Outstanding $.001 Par Value
  (Authorized 800,000,000, 100,000,000 and 100,000,000,
  respectively)                                                 11,181,592            1,468,188          1,514,022
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE                                                             $30.26               $11.82             $18.02
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
------------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                323,846,696           15,035,426         20,369,283
Accumulated Net Realized Gain (Loss)                           (53,049,071)            (303,198)           794,553
Net Unrealized Appreciation (Depreciation) of
  Investment Securities, Warrants and Securities Sold
  Short                                                         67,504,628            2,623,820          6,113,054
------------------------------------------------------------------------------------------------------------------
    TOTAL NET ASSETS                                          $338,302,253          $17,356,048        $27,276,890
------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                                          SEMIANNUAL REPORT 2004
--------------------------------------------------------------------------------

Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2004

                                                                                     NEEDHAM         NEEDHAM
                                                                   NEEDHAM         AGGRESSIVE       SMALL CAP
                                                                 GROWTH FUND       GROWTH FUND     GROWTH FUND
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------
Dividends                                                        $   573,726        $  14,362      $  112,352
Interest                                                             412,932            7,917           5,079
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                              986,658           22,279         117,431
--------------------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                           2,264,271          110,489         162,810
Distribution Fees                                                    451,308           21,967          32,502
Administration and Accounting Fees                                   160,709           42,498          42,499
Custodian Fees                                                        25,624            8,980          14,368
Legal Fees                                                            39,980           17,502          17,496
Shareholders' Reports                                                 39,573            6,397           7,779
Directors' Fees                                                       14,801              731           1,034
Transfer Agent Fees                                                   15,000           15,000          15,000
Audit Fees                                                            22,888           16,749          16,549
Filing Fees                                                           14,565            9,981          11,206
Insurance Expense                                                     12,866              604             982
Other Expenses                                                        81,534            9,808          10,625
--------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                     3,143,119          260,706         332,850
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
LESS: FEES WAIVED AND/OR EXPENSES REIMBURSED                              --          (39,747)         (7,255)
--------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                       3,143,119          220,959         325,595
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                               (2,156,461)        (198,680)       (208,164)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES, OPTION CONTRACTS AND WARRANTS
--------------------------------------------------------------------------------------------------------------
Net Realized Gain on Investment Securities and Warrants            1,946,252          354,427         770,944
Net Realized Loss on Options                                      (1,322,357)              --              --
Change in Unrealized Appreciation (Depreciation) of
  Investment Securities and Warrants                              11,539,006          322,339       1,035,485
--------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENT SECURITIES                                 12,162,901          676,766       1,806,429
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $10,006,440        $ 478,086      $1,598,265
--------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Needham Funds
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                                                                                  NEEDHAM
                                                                                 NEEDHAM AGGRESSIVE              SMALL CAP
                                             NEEDHAM GROWTH FUND                    GROWTH FUND                 GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
                                      Six Months Ended                    Six Months Ended                   Six Months Ended
                                          June 30,         Year Ended         June 30,         Year Ended        June 30,
                                            2004          December 31,          2004          December 31,         2004
                                         (Unaudited)          2003           (Unaudited)          2003          (Unaudited)
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
------------------------------------------------------------------------------------------------------------------------------
Net Investment Loss                     $ (2,156,461)     $  (4,227,706)     $  (198,680)     $  (340,019)     $   (208,164)
Net Realized Gain (Loss) on
  Investment Securities                    1,946,252         (2,903,611)         354,427         (353,954)          770,944
Net Realized Loss on Option
  Contracts                               (1,322,357)        (5,940,155)              --               --                --
Change in Unrealized Appreciation of
  Investment Securities, Warrants
  and Securities Sold Short               11,539,006        129,463,632          322,339        4,137,165         1,035,485
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                         10,006,440        116,392,160          478,086        3,443,192         1,598,265
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                             --                 --               --               --                --
Net Short-Term Gains                              --                 --               --               --                --
Net Long-Term Gains                               --                 --               --               --                --
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               --                 --               --               --                --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
------------------------------------------------------------------------------------------------------------------------------
Shares Issued                             42,983,928        123,340,785          783,684        2,984,396        14,229,702
Shares Issued In Reinvestment of
  Distributions                                   --                 --               --               --                --
Shares Redeemed                          (79,008,267)      (139,987,612)      (1,624,396)      (2,982,016)      (16,166,609)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) from Capital
  Share Transactions                     (36,024,339)       (16,646,827)        (840,712)           2,380        (1,936,907)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 (26,017,899)        99,745,333         (362,626)       3,445,572          (338,642)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Beginning of Period                      364,320,152        264,574,819       17,718,674       14,273,102        27,615,532
End of Period                           $338,302,253      $ 364,320,152      $17,356,048      $17,718,674      $ 27,276,890
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
(1) SHARES ISSUED AND REDEEMED:
------------------------------------------------------------------------------------------------------------------------------
Number of Shares Issued                    1,406,700          5,075,842           65,519          270,519           813,317
Number of Shares Reinvested                       --                 --               --               --                --
Number of Shares Redeemed                 (2,639,748)        (5,941,281)        (136,706)        (300,480)         (938,789)
------------------------------------------------------------------------------------------------------------------------------
                                          (1,233,048)          (865,439)         (71,187)         (29,961)         (125,472)
------------------------------------------------------------------------------------------------------------------------------

                                        NEEDHAM
                                       SMALL CAP
                                      GROWTH FUND
------------------------------------  ------------

                                       Year Ended
                                      December 31,
                                          2003
------------------------------------  ------------
INCREASE (DECREASE) IN NET ASSETS
---------------------------------------------------------------
OPERATIONS:
----------------------------------------------------------------------------
Net Investment Loss                   $   (221,052)
Net Realized Gain (Loss) on
  Investment Securities                    433,462
Net Realized Loss on Option
  Contracts                                     --
Change in Unrealized Appreciation of
  Investment Securities, Warrants
  and Securities Sold Short              5,036,679
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                        5,249,089
------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                           --
Net Short-Term Gains                            --
Net Long-Term Gains                             --
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                             --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
------------------------------------------------------------------------------------------------------------------------------
Shares Issued                           36,534,339
Shares Issued In Reinvestment of
  Distributions                                 --
Shares Redeemed                        (18,736,691)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) from Capital
  Share Transactions                    17,797,648
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                23,046,737
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Beginning of Period                      4,568,795
End of Period                         $ 27,615,532
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
(1) SHARES ISSUED AND REDEEMED:
------------------------------------------------------------------------------------------------------------------------------
Number of Shares Issued                  2,421,448
Number of Shares Reinvested                     --
Number of Shares Redeemed               (1,222,102)
------------------------------------------------------------------------------------------------------------------------------
                                         1,199,346
------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                                          SEMIANNUAL REPORT 2004
--------------------------------------------------------------------------------

NEEDHAM GROWTH FUND
Financial Highlights

                                      Six Months Ended
                                          June 30,        Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
(For a Share Outstanding                    2004         December 31,   December 31,   December 31,   December 31,   December 31,
Throughout each Period)                 (Unaudited)          2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $  29.35         $  19.92       $  27.78       $  24.77       $ 26.47        $ 17.27
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                 (0.29)           (0.38)         (0.25)         (0.29)        (0.12)         (0.03)
Net Realized and Unrealized Gains
  (Losses) on Securities                      1.20             9.81          (7.61)          3.30          2.57          12.55
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations              0.91             9.43          (7.86)          3.01          2.45          12.52
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                           --               --             --             --            --             --
Net Realized Gains                              --               --             --             --         (4.15)         (3.32)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                             --               --             --             --         (4.15)         (3.32)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $  30.26         $  29.35       $  19.92       $  27.78       $ 24.77        $ 26.47
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  3.10%           47.34%        (28.29)%        12.15%         7.40%         79.72%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)                             $338,302         $364,320       $264,575       $348,387       $76,070        $42,144
Ratio of Expenses to Average Net
  Assets                                      1.74%*           1.77%          1.75%          1.87%         2.19%          2.50%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  reimbursement of expenses)                  1.74%*           1.77%          1.75%          1.87%         2.19%          2.84%
Ratio of Net Investment Income
  (Loss) to Average Net Assets               (1.19)%*         (1.38)%        (1.01)%        (1.04)%       (1.07)%        (1.63)%
Ratio of Net Investment Income
  (Loss) to Average Net Assets
  (excluding waivers and
  reimbursement of expenses)                 (1.19)%*         (1.38)%        (1.01)%        (1.04)%       (1.07)%        (1.97)%
Portfolio Turnover Rate                         18%*             42%            78%           150%          187%           145%

* Annualized.

See accompanying notes to financial statements.

Needham Funds
--------------------------------------------------------------------------------

NEEDHAM AGGRESSIVE GROWTH FUND
Financial Highlights

                                                            Six Months
                                                               Ended
                                                             June 30,       Year Ended      Year Ended     September 4, to
                 (For a Share Outstanding                      2004        December 31,    December 31,     December 31,
                 Throughout each Period)                    (Unaudited)        2003            2002            2001**
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $ 11.51        $  9.09         $ 11.23           $ 10.00
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                    (0.16)         (0.23)          (0.17)            (0.03)
Net Realized and Unrealized Gains (Losses) on Securities         0.47           2.65           (1.76)             1.26
--------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                 0.31           2.42           (1.93)             1.23
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                              --             --              --                --
Net Realized Gains                                                 --             --           (0.21)               --
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                --             --           (0.21)               --
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 11.82        $ 11.51         $  9.09           $ 11.23
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     2.69%         26.62%         (17.15)%           12.30%#
--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                         $17,356        $17,719         $14,273           $13,178
Ratio of Expenses to Average Net Assets                          2.50%*         2.50%           2.50%             2.50%*
Ratio of Expenses to Average Net Assets
  (excluding waivers and reimbursement of expenses)              2.95%*         3.20%           2.77%             4.05%*
Ratio of Net Investment Income (Loss) to Average Net
  Assets                                                        (2.25)%*       (2.24)%         (1.76)%           (1.23)%*
Ratio of Net Investment Income (Loss) to Average Net
  Assets
  (excluding waivers and reimbursement of expenses)             (2.70)%*       (2.94)%         (2.03)%           (2.78)%*
Portfolio Turnover Rate                                            61%*           87%             58%               45%*

 * Annualized.
 # Non-annualized.
 **The Needham Aggressive Growth Fund commenced operations on September 4, 2001.

See accompanying notes to financial statements.

                                                          SEMIANNUAL REPORT 2004
--------------------------------------------------------------------------------

NEEDHAM SMALL CAP GROWTH FUND
Financial Highlights

                                                              Six Months
                                                                 Ended
                                                               June 30,       Year Ended      May 22 to
                  (For a Share Outstanding                       2004        December 31,    December 31,
                  Throughout each Period)                     (Unaudited)        2003           2002**
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $ 16.84        $ 10.38          $10.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      (0.15)         (0.06)          (0.10)
Net Realized and Unrealized Gains (Losses) on Securities           1.33           6.52            0.48
---------------------------------------------------------------------------------------------------------
Total from Investment Operations                                   1.18           6.46            0.38
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------
Net Investment Income                                                --             --              --
Net Realized Gains                                                   --             --              --
---------------------------------------------------------------------------------------------------------
Total Distributions                                                  --             --              --
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $ 18.02        $ 16.84          $10.38
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       7.01%         62.24%           3.80%#
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                           $27,277        $27,616          $4,569
Ratio of Expenses to Average Net Assets                            2.50%*         2.26%           2.50%*
Ratio of Expenses to Average Net Assets
  (excluding waivers and reimbursement of expenses)                2.55%*         3.24%           6.06%*
Ratio of Net Investment Income (Loss) to Average Net Assets       (1.60)%*       (1.68)%         (2.04)%*
Ratio of Net Investment Income (Loss) to Average Net Assets
  (excluding waivers and reimbursement of expenses)               (1.65)%*       (2.66)%         (5.60)%*
Portfolio Turnover Rate                                              63%*           67%            107%*

 * Annualized.
 # Non-annualized.
 **The Needham Small Cap Growth Fund commenced operations on May 22, 2002.

See accompanying notes to financial statements.

Needham Funds
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Needham Growth Fund ("NGF"), Needham Aggressive Growth Fund ("NAGF") and Needham Small Cap Growth Fund ("NSCGF") or (the "Portfolios"), are portfolios of The Needham Funds, Inc. (the "Fund"), which is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized as a Maryland corporation on October 12, 1995.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation: Investments in securities (including options) listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made. Portfolio securities and options positions for which market quotations are readily available are stated at the Nasdaq Official Closing Price or the last sale price reported by the principal exchange for each such security as of the exchange's close of business, as applicable. Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices. All other securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Directors. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board of Directors.

Other: Security transactions are accounted for on the date the securities are purchased or sold. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Use of Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

The Fund has engaged Needham Investment Management L.L.C. (the "Adviser") to manage its investments. The Fund pays the Adviser a fee at the annual rate of 1.25% of the average daily net asset value of each Portfolio.

The Adviser has voluntarily agreed to waive its fee for, and to reimburse expenses of, each Portfolio in an amount that limits annual operating expenses for each Portfolio for the six months ended June 30, 2004 to not more than 2.50% of average daily net assets of each Portfolio. For the six months ended June 30, 2004, the Adviser waived advisory fees in the amount of $39,747 and $7,255 for NAGF and NSCGF, respectively. The Adviser waived none of its fees for NGF during the six months ended June 30, 2004.

PFPC Inc. ("PFPC") acts as the Fund's Administrator. The Fund pays PFPC a fee at the annual rate of 0.10% of the average daily net asset value of each Portfolio, subject to certain minimums. PFPC also acts as the Fund's shareholder servicing agent and transfer agent.

Certain officers and directors of the Fund are also officers and directors of the Adviser.

4. FEDERAL INCOME TAXES

No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or accumulated net investment income (loss), as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share of each Portfolio.

As of June 30, 2004, the components of distributable earnings (loss) on a tax basis were as follows:

                           NGF           NAGF        NSCGF
-------------------------------------------------------------
Accumulated ordinary
  income (loss)        $ (2,156,461)  $ (198,680)  $ (208,164)
Undistributed long-
  term capital gains             --           --      839,406
Accumulated capital
  and other losses      (52,040,447)    (303,198)          --
Unrealized
  appreciation/
  (depreciation)         66,496,004    2,623,820    6,068,201
-------------------------------------------------------------
Total accumulated
  earnings             $ 12,299,096   $2,121,942   $6,699,443
-------------------------------------------------------------

At June 30, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities

                                                          SEMIANNUAL REPORT 2004
--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)

(excluding short positions) was in the following approximate amounts:

                              Gross          Gross
                         Unrealized     Unrealized
                       Appreciation   Depreciation           Net
----------------------------------------------------------------
Needham Growth Fund    $96,629,301    $(19,704,573)  $79,924,728
Needham Aggressive
  Growth Fund            3,728,889        (602,674)    3,126,215
Needham Small Cap
  Growth Fund            6,573,074        (417,388)    6,155,686
----------------------------------------------------------------

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at December 31, its fiscal year end. At December 31, 2003, the following Portfolios had capital loss carryforwards for federal income tax purposes in the following approximate amounts:

                              Expires on December 31,
---------------------------------------------------------------------------
                             2009          2010          2011         Total
---------------------------------------------------------------------------
Needham Growth Fund    $1,284,000   $39,319,000   $12,380,000   $52,983,000
Needham Aggressive
  Growth Fund                  --       173,000       485,000       658,000
---------------------------------------------------------------------------

No distributions were paid by the Fund during the six months ended June 30, 2004.

5. TEMPORARY BORROWINGS

The Fund has entered into an agreement with the Custodial Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated daily based on the Federal Funds Rate plus one percent. The Fund may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets. During the six months ended June 30, 2004, borrowings were as follows:

                                                                         Maximum
                       Weighted   Weighted                                Amount
                        Average    Average     Number of   Interest     Borrowed
                       Interest       Loan          Days    Expense   During the
                           Rate    Balance   Outstanding   Incurred       Period
--------------------------------------------------------------------------------
Needham Small Cap
 Growth Fund              2.00%   $636,591            23       $779   $1,500,000
--------------------------------------------------------------------------------

NGF and NAGF did not have any borrowings during the six months ended June 30, 2004. There were no outstanding borrowings by the Fund at June 30, 2004.

6. DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, each Portfolio pays Needham & Company, Inc. and any other distributor or financial institution with which the Fund has an agreement with respect to each Portfolio, a fee at an annual rate of
0.25 of 1% of each Portfolio's daily average net assets. For the six months ended June 30, 2004, NGF, NAGF and NSCGF incurred distribution fees in the amount of $451,308, $21,967 and $32,502, respectively. For the six months ended June 30, 2004, NGF, NAGF and NSCGF each paid 12b-1 fees to Needham & Company, Inc. in the amount of $93,386, $13,595 and $10,026, respectively.

7. INVESTMENT TRANSACTIONS

The following summarizes the aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities, during the six months ended June 30, 2004:

                                 Purchases       Sales
---------------------------------------------------------
NEEDHAM GROWTH FUND
Long transactions               $31,506,626   $29,222,755
Short sale transactions          12,131,367       282,316
---------------------------------------------------------
Total                           $43,637,993   $29,505,071
---------------------------------------------------------
---------------------------------------------------------
NEEDHAM AGGRESSIVE GROWTH FUND
Long transactions               $ 4,586,360   $ 4,534,126
Short sale transactions             439,070       113,289
---------------------------------------------------------
Total                           $ 5,025,430   $ 4,647,415
---------------------------------------------------------
---------------------------------------------------------
NEEDHAM SMALL CAP GROWTH FUND
Long transactions               $ 7,801,703   $10,040,497
Short sale transactions           1,457,538       514,224
---------------------------------------------------------
Total                           $ 9,259,241   $10,554,721
---------------------------------------------------------

During the six months ended June 30, 2004, NGF, NAGF and NSCGF each incurred and paid brokerage commissions to Needham & Company, Inc. in the amount of $26,224, $5,220 and $18,478, respectively.

8. OPTION TRANSACTIONS

The Fund may invest in options contracts to reduce the Portfolios' exposure to fluctuations in the prices of portfolio securities and to prevent losses if the prices of such securities decline. Similarly, such investments may protect the Portfolios against fluctuations in the value of securities in which the Portfolios are about to invest.

The Portfolios may write call and put options on securities they own or have the right to acquire, and may purchase put and call options on individual securities and indices written by others. Put and call options give the holder the right to sell or purchase, respectively, a specified amount of a security at a specified price on a certain date.

The Portfolios are subject to market risk associated with changes in the value of the underlying financial instrument, as well as the risk of loss of appreciation if a counterparty fails to perform. For exchange-traded contracts, the exchange acts as the counterparty to specific transactions, and there-

Needham Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)

fore, bears the risk of delivery to and from counterparties of specific positions.

Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options on stock indices differ from options on securities in that the exercise of an option on a stock index does not involve delivery of the actual underlying security and is settled in cash only.

When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which have expired are recorded by the Portfolio on the expiration date as realized gains from option transactions. When a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the option was written. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the securities purchased. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option.

A summary of options written by NGF for the six months ended June 30, 2004 is as follows:

                                   Number of     Premium
Options Written                    Contracts    Received
--------------------------------------------------------
Options outstanding at beginning
  of period                              500   $ 158,745
Options written                           --          --
Options repurchased                       --          --
Options expired                         (500)   (158,745)
Options exercised                         --          --
--------------------------------------------------------
Options outstanding at
  June 30, 2004                           --          --
--------------------------------------------------------

In the normal course of business, certain of the Portfolios will trade and hold certain fair-valued derivative contracts which constitute guarantees under Financial Accounting Standards Board Interpretation 45. Such contracts include written options where the Portfolios would be obligated to purchase or sell a specified security at a specified price if the option is exercised by the counterparty. The maximum payouts for these contracts are limited to the number of contracts written and the related strike price. The maximum payout amount could be offset by the subsequent sale of assets obtained via the execution of a payout event.

Neither NAGF nor NSCGF had purchased or written options during the six months ended June 30, 2004.

9. SHORT SALE TRANSACTIONS

During the six months ended June 30, 2004, the Portfolios sold securities short. Upon selling a security short, the Portfolios record a receivable for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Securities owned by the Portfolios are segregated as collateral while the short sales are outstanding. At June 30, 2004, the market value of securities separately segregated to cover short positions was approximately $64,978,000, $4,354,000 and $776,000 for NGF, NAGF and NSCGF, respectively. Securities sold short at June 30, 2004 and their related market values and proceeds are set forth in the accompanying Schedules of Securities Sold Short.

10. FINANCIAL INSTRUMENTS

The Fund has always maintained a policy of valuing its securities positions and derivative instruments at market values or estimated fair values and of including any realized or unrealized gains or losses in income.

In the normal course of its business, the Portfolios may trade various financial instruments with off-balance sheet risk. These financial instruments include securities sold short and exchange traded options. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.

Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by the Portfolios). As a result, short sales create the risk that the Portfolios' ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.

                                                          SEMIANNUAL REPORT 2004
--------------------------------------------------------------------------------

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolios is available, without charge and upon request, by calling collect at 1-212-705-0318 and on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser votes these proxies will become available on the SEC's website at http://www.sec.gov or by calling the collect number listed above when the Fund files its first report on Form N-PX, which is due by August 31, 2004, covering the Funds' proxy voting record for the 12-month period ending June 30, 2004.

(NEEDHAM FUNDS LOGO)

445 Park Avenue
New York, New York 10022-2606
1-800-625-7071

Investment Adviser:
Needham Investment Management L.L.C.
445 Park Avenue
New York, NY 10022-2606

     President
     John C. Michaelson

     Executive Vice Presidents
     and Portfolio Managers
     Vincent E. Gallagher
         Needham Growth Fund
         Needham Small Cap Growth Fund
     James K. Kloppenburg
         Needham Growth Fund
         Needham Aggressive Growth Fund

     Directors
     George A. Needham
     John C. Michaelson
     Roger W. Johnson
     James P. Poitras
     F. Randall Smith

Distributor:
Needham & Company, Inc.
445 Park Avenue
New York, NY 10022-2606
212-371-8300

Administrator, Shareholder Servicing
Agent and Transfer Agent:
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809
1-800-625-7071

Custodian:
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

Counsel:
Fulbright & Jaworski L.L.P
666 Fifth Avenue
New York, NY 10103

Independent Registered Public Accounting Firm:
Ernst & Young LLP
5 Times Square
New York, NY 10036

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.


ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable for periods ending before July 9, 2004.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.


ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

 ITEM 11. EXHIBITS.


(a) (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable for semi-annual reports.

      (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

      (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to open-end management investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    The Needham Funds, Inc.


                                    By:  /s/ John C. Michaelson
                                         ---------------------------------------
                                    Name:  John C. Michaelson
                                    Title: President (Principal Executive
                                           Officer)
Date:  August 24, 2004


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    By:  /s/ John C. Michaelson
                                         ---------------------------------------
                                    Name:   John C. Michaelson
                                    Title:  President (Principal Executive
                                            Officer)
Date:  August 24, 2004


                                    By:  /s/ Glen W. Albanese
                                         ---------------------------------------
                                    Name:   Glen W. Albanese
                                    Title:  Treasurer and Secretary (Principal
                                            Financial Officer)
Date:  August 24, 2004